Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / MMBTU	Dec. 31, 2021 $ / Mcf	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / MMBTU	Dec. 31, 2020 $ / Mcf	Dec. 31, 2020 $ / bbl
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		$ (13)					$ (53)
Increase (decrease) to net earnings		13					53
Increase (decrease) to other comprehensive income		(29)					(17)
Increase (decrease) to other comprehensive income		39					20
Increase interest rate 1%	1.00%
Decrease interest rate 1%	1.00%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		(116)					(126)
Increase (decrease) to net earnings		114					123
Increase (decrease) to other comprehensive income		0					0
Increase (decrease) to other comprehensive income		$ 0					$ 0
Weakening of the Canadian dollar by US$0.01			$ 0.01
Strengthening of the Canadian dollar by US$0.01			$ 0.01
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Movement of natural gas and crude oil basis swap				0.10	0.10	1.00		0.10	0.10	1.00